UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 2,138	$ 1,986
Financial assets	1,599	1,148
Accounts and other receivable, net	4,048	4,808
Inventory, net	3,719	3,490
Other assets	1,134	1,363
Current assets	12,638	12,795
Financial assets	4,736	5,095
Accounts and other receivable, net	697	823
Other assets	335	429
Property, plant and equipment	13,650	13,892
Deferred income tax assets	718	667
Intangible assets	10,820	11,559
Equity accounted investments	1,648	1,273
Goodwill	5,036	5,218
Total assets	50,278	51,751
Current Liabilities
Accounts payable and other	9,542	9,881
Non-recourse borrowings in subsidiaries of the partnership	789	1,143
Current liabilities	10,331	11,024
Accounts payable and other	6,907	6,615
Non-recourse borrowings in subsidiaries of the partnership	21,413	21,256
Corporate borrowings	253	0
Deferred income tax liabilities	1,617	1,803
Total liabilities	40,521	40,698
Equity
Limited partners	1,731	2,116
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset	1,354	1,676
Interest of others in operating subsidiaries	6,672	7,261
Total equity	9,757	11,053
Total liabilities and equity	$ 50,278	$ 51,751